Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	¥ 143,748
2015	60,676
2016	41,039
2017	24,102
2018	9,720
Later years	26,398
Total	¥ 305,683